Going Concern and Management's Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern and Management's Plans

Note 2 – Going Concern and Management's Plans

As of March 31, 2020, the Company had cash of approximately $4.4 million (not including $5.0 million of restricted cash) and a working capital deficit of approximately $10.1 million. For the three months ended March 31, 2020 and 2019, the Company incurred net losses of approximately $8.8 million and $3.9 million, respectively, and used cash in operations of approximately $3.1 million and $2.9 million, respectively. As of March 31, 2020, the Company had convertible debt in the principal amount of $14.0 million, of which (i) principal in the amount of $2,000,000 was converted into 1,250,000 shares of the Company's common stock on April 29, 2020 (See Note 11 - Subsequent Events), and of which principal in the amount $12,000,000 matures on August 23, 2020 (see Note 7 – Convertible Debt and Convertible Debt, Related Party for details).

In March 2020, the World Health Organization declared the outbreak of a novel coronavirus (COVID-19) as a pandemic which continues to spread throughout the United States. As a global entertainment company that hosts numerous live events with spectators and participants in destination cities, such outbreak has caused people to avoid traveling to and attending these events. Recently, live events which were to have been hosted by both Allied Esports and WPT businesses have been cancelled or postponed, and these businesses are now operating online only. The Company is continuing to monitor the outbreak of COVID-19 and the related business and travel restrictions, and changes to behavior intended to reduce its spread, and the related impact on the Company's operations, financial position and cash flows, as well as the impact on its employees. Due to the rapid development and fluidity of this situation, the magnitude and duration of the pandemic and its impact on the Company's future operations and liquidity is uncertain as of the date of this report. While there could ultimately be a material impact on operations and liquidity of the Company, at the time of issuance, the impact could not be determined.

The aforementioned factors raise substantial doubt about the Company's ability to continue as a going concern within one year after the issuance date of these condensed consolidated financial statements.

The accompanying condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"), which contemplate continuation of the Company as a going concern and the realization of assets and the satisfaction of liabilities in the normal course of business. The condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of asset amounts or the classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

The Company's continuation is dependent upon attaining and maintaining profitable operations and, until that time, raising additional capital as needed, but there can be no assurance that it will be able to close on sufficient financing. The Company's ability to generate positive cash flow from operations is dependent upon generating sufficient revenues. To date, the Company's operations have been funded by the Former Parent, as well as through the issuance of secured, convertible debt, and with cash acquired in the Merger. The Company cannot provide any assurances that it will be able to secure additional funding, either from equity offerings or debt financings, on terms acceptable to the Company, if at all. If the Company is unable to obtain the requisite amount of financing needed to fund its planned operations, including the repayment of secured, convertible debt, it would have a material adverse effect on its business and ability to continue as a going concern, and it may have to explore the sale of, or curtail or even cease, certain operations.

Note 2 - Going Concern and Management’s Plans

As of December 31, 2019, the Company had cash and a working capital deficit of approximately $8.4 million (not including approximately $3.7 million of restricted cash) and $9.0 million, respectively. For the years ended December 31, 2019 and 2018, the Company incurred net losses of approximately $16.7 million and $31.0 million, respectively, and used cash in operations of approximately $10.1 million and $14.6 million, respectively. Further, convertible debt obligations and related accrued interest in the aggregate amount of $14.0 million and $2.1 million, respectively, mature on August 19, 2020, unless converted to equity prior to their maturity date (see Note 11 - Convertible Debt). The aforementioned factors raise substantial doubt about the Company’s ability to continue as a going concern within one year after the issuance date of these consolidated financial statements.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which contemplate continuation of the Company as a going concern and the realization of assets and the satisfaction of liabilities in the normal course of business. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of asset amounts or the classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

The Company’s continuation is dependent upon attaining and maintaining profitable operations and, until that time, raising additional capital as needed, but there can be no assurance that it will be able to close on sufficient financing. The Company’s ability to generate positive cash flow from operations is dependent upon generating sufficient revenues. To date, the Company’s operations have been funded by the Former Parent, through the issuance of debt and with cash acquired in the Merger. The Company cannot provide any assurances that it will be able to secure additional funding, either from equity offerings or debt financings on terms acceptable to the Company, if at all. If the Company is unable to obtain the requisite amount of financing needed to fund its planned operations, it would have a material adverse effect on its business and ability to continue as a going concern, and it may have to curtail, or even cease, certain operations.